SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES

OF

APOLLO SENIOR FLOATING RATE FUND INC.

9 West 57th Street
43rd Floor
New York, New York 10019
(212) 515-3200

under the
Investment Company Act of 1940

Investment Company Act File No. 811-22481
_______________

(1) Title of the class of securities of (the “Fund”) to be called or redeemed:

Series A Preferred Stock, par value of $.001 per share, liquidation preference of $20,000 per share (the “Series A Preferred Stock”).

(2) Date on which the securities are to be called or redeemed:

May 15, 2014.

(3) Applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The shares of Series A Preferred Stock are to be redeemed pursuant to Section 7(a) of the Fund’s Articles Supplementary creating and fixing the rights of the Series A Preferred Stock, the form of which was filed with the Securities and Exchange Commission on August 25, 2011 as Exhibit 99.77Q1 to the Fund’s semi-annual report on Form N-SAR.

(4) Principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund intends to redeem all of the 1,534 outstanding shares of the Series A Preferred Stock.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, duly authorized in the State of New York, on this 15th day of April 2014.

APOLLO SENIOR FLOATING RATE FUND INC.
By: /s/ Frank Marra Name: Frank Marra Title: Treasurer and Chief Financial Officer